SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of subordinated liabilities [Abstract]
SUBORDINATED LIABILITIES
NOTE 37: SUBORDINATED LIABILITIES
The movement in subordinated liabilities during the year was as follows:

	Preference shares	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
	£m	£m	£m	£m	£m
At 1 January 2019	803	3,205	588	13,060	17,656
Repurchases and redemptions during the year[1]	(3)	(49)	(53)	(713)	(818)
Foreign exchange movements	(12)	(83)	(36)	(402)	(533)
Other movements (all non-cash)	114	152	18	541	825
At 31 December 2019	902	3,225	517	12,486	17,130
Issued during the year	—	—	—	1,010	1,010
Repurchases and redemptions during the year[1]	—	(1,609)	—	(3,125)	(4,734)
Foreign exchange movements	(22)	(59)	15	84	18
Other movements (all non-cash)	82	186	(23)	592	837
At 31 December 2020	962	1,743	509	11,047	14,261
1The repurchases and redemptions resulted in cash outflows of £3,874 million (2019: £818 million).

Issued during 2020
Dated subordinated liabilities	£m
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	275
2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)	735
1,010
Repurchases and redemptions during 2020
Preferred securities	£m
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	119
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	515
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	111
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	580
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	284
1,609
Dated subordinated liabilities	£m
6.5% Dated Subordinated Notes 2020 (€1,500 million)	1,464
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	284
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	370
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	674
Subordinated Floating Rate Notes 2020 (€100 million)	90
9.625% Subordinated Bonds 2023 (£300 million)	239
7.375% Dated Subordinated Notes 2020	4
3,125
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.

Repurchases and redemptions during 2019
Preference shares	£m
6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019	3
Preferred securities	£m
13% Step-up Perpetual Capital Securities callable 2019	49
Undated subordinated liabilities	£m
6.5% Undated Subordinated Step-up Notes callable 2019	1
7.375% Undated Subordinated Guaranteed Bonds	52
53
Dated subordinated liabilities	£m
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	135
9.375% Subordinated Bonds 2021	328
6.375% Subordinated Instruments 2019	250
713
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during 2020 (2019: none).